DEFINED STRATEGIES VARIABLE ANNUITY(R)
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                      JACKSON NATIONAL SEPARATE ACCOUNT - I

                                   MAY 1, 2006

Please read this prospectus before you purchase this variable annuity. It contains important information about the Contract that you should know before investing. THIS PROSPECTUS IS A SUMMARY AND IT IS IMPORTANT THAT YOU READ THE CONTRACT AND RIDERS, WHICH ARE THE CONTROLLING DOCUMENTS. You should keep this prospectus on file for future reference.

To learn more about this variable annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2006 by calling Jackson National at 1 (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 17240, Denver, Colorado 80217-0240. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

o    Individual and group, flexible premium deferred annuity.

o 7 fixed accounts, including 4 guaranteed fixed accounts, 2 DCA+ fixed accounts, and an indexed fixed account option that each offer a minimum interest rate that is guaranteed by Jackson National Life Insurance Company ("Jackson National" or "we") (the "Fixed Accounts").

o Investment divisions that purchase shares of the following Funds - all Class A shares (the "Funds"):


                  JNL SERIES TRUST
                  JNL/Select Money Market Fund

                  JNL VARIABLE FUND LLC
                  JNL/Mellon Capital Management DowSM 10 Fund
                  JNL/Mellon Capital Management S&P(R) 10 Fund
                  JNL/Mellon Capital Management Global 15 Fund
                  JNL/Mellon Capital Management 25 Fund
                  JNL/Mellon Capital Management Select Small-Cap Fund JNL/Mellon Capital Management Communications Sector Fund JNL/Mellon Capital Management Consumer Brands Sector Fund JNL/Mellon Capital Management Financial Sector Fund JNL/Mellon Capital Management Healthcare Sector Fund JNL/Mellon Capital Management Oil & Gas Sector Fund JNL/Mellon Capital Management Technology Sector Fund


HIGHLIGHTED ARE THE FUNDS THAT ARE NEWLY AVAILABLE, OR RECENTLY UNDERWENT NAME CHANGES. THE FUNDS ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND. THE PROSPECTUSES FOR THE FUNDS ARE ATTACHED TO THIS PROSPECTUS.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS WITH DIFFERENT PRODUCT FEATURES, BENEFITS AND CHARGES.

THE SEC HAS NOT APPROVED OR DISAPPROVED THIS VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.

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               o Not FDIC/NCUA insured o Not Bank/CU guaranteed o
       May lose value o Not a deposit o Not insured by any federal agency
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"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management DowSM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard and Poor's Midcap 400" and "S&P Midcap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P. S&P typically receives license fees from the issuers of such fund, some of which may be based on the amount of assets invested in the fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.



                                                  TABLE OF CONTENTS

KEY FACTS.................................................................................................2

FEES AND EXPENSES TABLES..................................................................................4

THE ANNUITY CONTRACT......................................................................................6

JACKSON NATIONAL..........................................................................................7

THE GUARANTEED FIXED ACCOUNTS AND THE INDEXED FIXED ACCOUNT
OPTIONS...................................................................................................8

THE SEPARATE ACCOUNT......................................................................................8

INVESTMENT DIVISIONS......................................................................................8

CONTRACT CHARGES..........................................................................................10

PURCHASES.................................................................................................14

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS..............................................................16

TELEPHONE AND INTERNET TRANSACTIONS.......................................................................17

ACCESS TO YOUR MONEY......................................................................................18

INCOME PAYMENTS (THE INCOME PHASE)........................................................................19

DEATH BENEFIT.............................................................................................21

TAXES.....................................................................................................24

OTHER INFORMATION.........................................................................................28

PRIVACY POLICY............................................................................................29

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............................................31

APPENDIX A (about Dow Jones)..............................................................................A-1

APPENDIX B................................................................................................B-1

APPENDIX C (Accumulation Unit values).....................................................................C-1


                                                      KEY FACTS

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ANNUITY SERVICE CENTER:                                   1 (800) 766-4683 (8 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 17240, Denver, Colorado 80217-0240

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779 (8 a.m. - 8 p.m., ET)

         MAIL ADDRESS:                                    P.O. Box 30392, Lansing, Michigan 48909-7892

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951
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THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National provides a means for allocating on a tax-deferred basis for non-qualified Contracts to the Fixed Accounts, including the indexed fixed option of Jackson National and investment divisions (the "Investment Divisions") (collectively, the "Allocation Options"). The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

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ALLOCATION  OPTIONS

You may put money into any of the Allocation Options but you may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Accounts at any one time.

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EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

Jackson National makes a deduction for its insurance and administration charges that is equal to 1.40% of the daily value of the Contracts invested in the Investment Divisions. If you select our Earnings Protection Benefit Endorsement, Jackson National deducts an additional charge equal to 0.20% of the daily net asset value of Contracts invested in the Investment Divisions. These charges do not apply to the Fixed Accounts. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your Contract.

If you take your money out of the Contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year after receipt of a premium payment and declines 1% a year to 0% after 7 years.

Jackson National may assess a state premium tax charge which ranges from 0% - 3.5% (the amount of state premium tax, if any, will vary from state to state) when you begin receiving regular income payments from your Contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

There are also investment charges, which are expected to range from 0.60% to 0.73%, on an annual basis, of the average daily value of the Funds, depending on the Fund.

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PURCHASES

Under most circumstances, you can buy a Contract for $5,000 or more ($2,000 or more for a qualified plan Contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase. We reserve the right to refuse any premium payment. We expect to profit from certain charges assessed under the Contract (i.e., the Withdrawal Charge and the Mortality and Expense Risk Charge) associated with the Contract Enhancement.


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ACCESS TO YOUR MONEY

You can take money out of your Contract during the accumulation phase. Withdrawals may be subject to a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.


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INCOME PAYMENTS

You may choose to receive regular income from your annuity. During the income phase, you have the same variable allocation options.

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DEATH BENEFIT

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you select the Earnings Protection Benefit Endorsement, the death benefit your beneficiary receives may be increased by 40% of earnings up to a maximum of 100% of the premiums you have paid (25% of earnings for owners ages 70-75).

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FREE LOOK

If you cancel your Contract within 20 days after receiving it (or whatever period is required in your state), Jackson National will return the amount your Contract is worth on the day we receive your request or the Contract is returned to your selling agent. This may be more or less than your original payment. If required by law, Jackson National will return your premium. In some states, we are required to hold the premiums of a senior citizen in a guaranteed fixed account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

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TAXES

Under the Internal Revenue Code you generally will not be taxed on the earnings on the money held in your Contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan.

                                               FEES AND EXPENSES TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY AND SURRENDER THE CONTRACT, RECEIVE INCOME PAYMENTS OR TRANSFER CONTRACT VALUE BETWEEN ALLOCATION OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


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                                            OWNER TRANSACTION EXPENSES (1)
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        MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):  7%
        Years Since Premium Payment (2)                       0     1      2      3     4      5     6
        Charge                                                7%    6%     5%     4%    3%     2%    1%

         TRANSFER FEE:  $25 for each transfer in excess of 15 in a Contract year

         COMMUTATION FEE (3): An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) using (a) a discount rate that is equal to the rate assumed in calculating the initial income payment and (b) a rate no more than 1% higher than (a).

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(1)  See "Contract Charges."

(2) When, at your request, we incur the expense of providing expedited delivery of your partial withdrawal or complete surrender, we will assess the following charges: $20 for wire service and $10 for overnight delivery ($22.50 for Saturday delivery). Withdrawal charges and interest rate adjustments will not be charged on wire/overnight fees.

(3) This only applies to a withdrawal under income option 4 or a lump-sum payment to a beneficiary under income option 3. The proceeds received will be reduced by the commutation fee.

THE NEXT TABLE (AND FOOTNOTES) DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND EXPENSES.

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                        SEPARATE ACCOUNT ANNUAL EXPENSES
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CONTRACT MAINTENANCE CHARGE: $35 per Contract per year

                        AND

WITHOUT OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (AS A PERCENTAGE OF AVERAGE DAILY ACCOUNT VALUE)

         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                   0.15%
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         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                  1.40%

         Optional Earnings Protection Benefit Charge             0.20%
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH
            OPTIONAL EARNINGS PROTECTION BENEFIT CHARGE          1.60%

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THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT.

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                      TOTAL ANNUAL FUND OPERATING EXPENSES
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(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses)

                                 Minimum: 0.60%

                                 Maximum: 0.73%

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MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS BELOW. BUT PLEASE REFER TO THE FUNDS' PROSPECTUSES FOR EVEN MORE INFORMATION, INCLUDING INVESTMENT OBJECTIVES, PERFORMANCE, AND INFORMATION ABOUT JACKSON NATIONAL ASSET MANAGEMENT, LLC(R), THE FUNDS' ADVISER AND ADMINISTRATOR, AS WELL AS THE SUB-ADVISERS.

                      FUND OPERATING EXPENSES
 (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)


                                                                                                                          ANNUAL
                                                                     MANAGEMENT AND       SERVICE          OTHER        OPERATING
                             FUND NAME                                 ADMIN FEE A      (12B-1) FEE      EXPENSES B      EXPENSES
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JNL/Select Money Market                                                    0.39%           0.20%           0.01%          0.60%
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JNL/Mellon Capital Management DowSM 10                                     0.45%           0.20%           0.03%          0.68%
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JNL/Mellon Capital Management S&P(R) 10                                    0.44%           0.20%           0.02%          0.66%
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JNL/Mellon Capital Management Global 15                                    0.49%           0.20%           0.02%          0.71%
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JNL/Mellon Capital Management 25                                           0.44%           0.20%           0.01%          0.65%
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JNL/Mellon Capital Management Select Small-Cap                             0.44%           0.20%           0.01%          0.65%
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JNL/Mellon Capital Management Communications Sector                        0.52%           0.20%           0.01%          0.73%
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JNL/Mellon Capital Management Consumer Brands Sector                       0.52%           0.20%           0.01%          0.73%
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JNL/Mellon Capital Management Financial Sector                             0.52%           0.20%           0.01%          0.73%
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JNL/Mellon Capital Management Healthcare Sector                            0.51%           0.20%           0.01%          0.72%
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JNL/Mellon Capital Management Oil & Gas Sector                             0.47%           0.20%           0.01%          0.68%
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JNL/Mellon Capital Management Technology Sector                            0.52%           0.20%           0.01%          0.73%
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A Certain Funds pay Jackson National Asset Management, LLC, the Administrator, an administrative fee for certain services provided to the Fund by the Administrator. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Equity Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/Oppenheimer Global Growth Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the
     JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of 0.15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of 0.20%; the nine JNL/S&P Funds pay an administrative fee of 0.05%; and the other Funds pay an administrative fee of 0.10%. The Management and Administrative Fee and the Annual Operating Expenses columns in this table reflect the inclusion of any applicable administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

EXAMPLE. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% return on assets each year.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the Earnings Protection Benefit Endorsement. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

         1 YEAR              3 YEARS          5 YEARS            10 YEARS
         $396                $1,054           $1,718             $3,531

If you annuitize at the end of the applicable time period:

         1 YEAR *           3 YEARS           5 YEARS            10 YEARS
         $396               $1,054            $1,718             $3,531

* Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

If you do NOT surrender your Contract:

         1 YEAR              3 YEARS          5 YEARS            10 YEARS
         $326                $995             $1,688             $3,531

THE EXAMPLE DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER.

CONDENSED FINANCIAL INFORMATION. The information about the values of all Accumulation Units constitute the condensed financial information, which can be found in the Statement of Additional Information. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges for the base Contract and the various combinations of optional endorsements. The financial statements of the Separate Account and Jackson National can be found in the Statement of Additional Information. The financial statements of the Separate Account include information about all the contracts offered through the Separate Account. The financial statements of Jackson National that are included should be considered only as bearing upon the company's ability to meet its contractual obligations under the Contracts. Jackson National's financial statements do not bear on the future investment experience of the assets held in the Separate Account. For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center. Our contact information is on the cover page of this prospectus.

                              THE ANNUITY CONTRACT

The fixed and variable annuity Contract offered by Jackson National is a Contract between you, the owner, and Jackson National, an insurance company. The Contract provides a means for allocating on a tax-deferred basis to the Investment Divisions, the guaranteed fixed accounts and the indexed fixed account option. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The Contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase and (2) the income phase. Withdrawals under a non-qualified contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified contract because contributions will have been made on a pre-tax or tax-deductible basis. Income payments under either a non-qualified contract or a tax-qualified contract will be taxable except to the extent that they represent a partial repayment of the investment in the Contract.

The Contract offers guaranteed fixed accounts. The guaranteed fixed accounts each offer a minimum interest rate that is guaranteed by Jackson National for the duration of the guaranteed fixed account period. While your money is in a guaranteed fixed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed fixed account may be reduced if you make a withdrawal prior to the end of the guaranteed fixed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed fixed accounts, your payments will remain level throughout the entire income phase.

In addition, an endorsement to the Contract offers an indexed fixed account option. This option offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your indexed fixed account will be your premium payments accumulated at 3% per year, less a withdrawal charge. This option is described in supplementary materials that your agent can provide you.

The Contract also offers Investment Divisions. The Investment Divisions are designed to offer the potential for a higher return than the guaranteed fixed accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR CONTRACT VALUE ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you put money in the Investment Divisions, the amount of money you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

As the owner, you can exercise all the rights under the Contract. You can assign the Contract at any time during your lifetime but Jackson National will not be bound until it receives written notice of the assignment. An assignment may be a taxable event.

The Contracts described in this prospectus are flexible premium deferred annuities and may be issued as either individual or group Contracts. Contracts issued in your state may provide different features and benefits than those described in this prospectus. This prospectus provides a general description of the Contracts. Your Contract and any endorsements are the controlling documents. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly owned subsidiary of Prudential plc (London, England).

Jackson National has responsibility for administration of the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Contract owner and the number and type of Contracts issued to each Contract owner, and records with respect to the value of each Contract.

Jackson National is working to provide documentation electronically. When this program is available, Jackson National will, as permitted, forward documentation electronically. Please contact Jackson National's Service Center for more information.

                        THE GUARANTEED FIXED ACCOUNTS AND
                        THE INDEXED FIXED ACCOUNT OPTION

IF YOU SELECT A GUARANTEED FIXED ACCOUNT, OR THE INDEXED FIXED ACCOUNT OPTION, YOUR MONEY WILL BE PLACED WITH JACKSON NATIONAL'S OTHER ASSETS. THE GUARANTEED FIXED ACCOUNTS AND THE INDEXED FIXED ACCOUNT OPTIONS ARE NOT REGISTERED WITH THE SEC AND THE SEC DOES NOT REVIEW THE INFORMATION WE PROVIDE TO YOU ABOUT THEM. DISCLOSURES REGARDING THE FIXED ACCOUNT OPTIONS, HOWEVER, MAY BE SUBJECT TO THE GENERAL PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. YOUR CONTRACT CONTAINS A MORE COMPLETE DESCRIPTION OF THE GUARANTEED FIXED ACCOUNTS. THE INDEXED FIXED ACCOUNT OPTION IS DESCRIBED IN THE ENDORSEMENT AND SUPPLEMENTARY MATERIALS YOUR AGENT CAN PROVIDE YOU, INCLUDING THE DURATION OF ITS GUARANTEE PERIODS.

                              THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to Jackson National and the obligations under the Contracts are obligations of Jackson National. However, the Contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other Contracts Jackson National may issue.

The Separate Account is divided into Investment Divisions. Jackson National does not guarantee the investment performance of the Separate Account or the Investment Divisions.

                              INVESTMENT DIVISIONS

You may allocate your Contract Value to no more than 18 Investment Divisions and the Fixed Accounts at any one time. Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective. THE NAMES OF THE FUNDS THAT ARE AVAILABLE, ALONG WITH THE NAMES OF THE ADVISERS AND SUB-ADVISERS AND A BRIEF STATEMENT OF EACH INVESTMENT OBJECTIVE, ARE BELOW:


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                                                   JNL SERIES TRUST
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JNL/SELECT MONEY MARKET FUND
     Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

         Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, short-term money market instruments.

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                                                JNL VARIABLE FUND LLC
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JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT S&P(R) 10 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT 25 FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through capital appreciation.

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JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

         Seeks total return through a combination of capital appreciation and dividend income.

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The investment objectives and policies of certain of the Funds are similar to the investment objectives and policies of other mutual Funds that certain of the investment sub-advisers manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of such mutual Funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment sub-advisers. The Funds described are available only through variable annuity Contracts issued by JNL. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING RIGHTS. To the extent required by law, Jackson National will obtain from you and other owners of the Contracts instructions as to how to vote when the Funds solicit proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

SUBSTITUTION. Jackson National may be required, or determine in its sole discretion, to substitute a different mutual Fund for the one in which the Investment Division is currently invested. This will be done with any required approval of the SEC. Jackson National will give you notice of such transactions.

                                CONTRACT CHARGES

There are charges and other expenses associated with the Contracts that reduce the investment return of your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

INSURANCE CHARGES. Each day Jackson National makes a deduction for its various insurance and administrative charges. The insurance charges include the mortality and expense risk charge and charge for any optional benefit you select. We deduct these charges as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, the total charge for a base Contract without any optional benefit equals 1.40% (mortality & expense risk charge-1.25%; administration charge-0.15%). The total charges for a Contract with the Optional Maximum Anniversary Value Death Benefit is %. The total charge for a Contract with the Optional Earnings Protection Benefit is %. The total charge for a Contract with both benefits is %. These charges are applied to the average daily net asset value of your allocations to the Investment Divisions. These charges do not apply to the guaranteed fixed account or the indexed fixed option.

These charges are for the mortality risks, expense risks and administrative expenses. We will pay the charges not covered by the insurance charges. These charges compensate us for the risks we assume in connection with all the Contracts, not just your Contract. The mortality risks that Jackson National assumes arise from our obligations under the Contracts:

     o to make income payments for the life of the annuitant during the income phase;

     o    to waive the withdrawal charge in the event of your death; and

     o to provide both a standard and enhanced death benefit prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the Contracts and the Investment Divisions will exceed the amount that we receive from the administration charge and the annual contract maintenance charge.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, each day during the accumulation phase of your Contract Jackson National makes a deduction for the charge for this benefit. We do this as part of our calculation of the value of the accumulation units. On an annual basis, this charge equals 0.20% of the daily net asset value of the Contracts having this Endorsement that are invested in an Investment Division, after expenses have been deducted. This charge does not apply to the guaranteed fixed accounts or the indexed fixed account option. We stop deducting this charge if you annuitize your Contract.

ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your Contract was issued. If you make a complete withdrawal from your Contract, the annual contract maintenance charge will also be deducted. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and guaranteed fixed account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Option only when the charge exceeds the value of the Funds in the Investment Divisions and the guaranteed fixed account options.

Jackson National will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more. Jackson National may discontinue this practice at any time.

TRANSFER FEE. A transfer fee of $25 will apply to transfers in excess of 15 in a Contract year. Jackson National may waive the transfer fee in connection with Earnings Sweep or pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the periods for which payments are guaranteed to be made under income option 3, your beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

WITHDRAWAL CHARGE. During the accumulation phase (if and to the extent the Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you can make withdrawals from your Contract without a Withdrawal Charge.

     o At any time during the accumulation phase, you may withdraw premiums that are not subject to a Withdrawal Charge (premiums in your annuity for seven years or longer and not previously withdrawn).

     o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn) ("Free Withdrawal"). Withdrawals in excess of that will be charged a Withdrawal Charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The Withdrawal Charge compensates us for costs associated with selling the Contracts. Minimum distribution requirements will reduce the 10% Free Withdrawal amount.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, the Withdrawal Charge is based on premiums remaining in the Contract. If you make a full withdrawal, you will not receive the benefit of the Free Withdrawal and the entire amount withdrawn will be subject to a Withdrawal Charge. If you withdraw only part of the value of your Contract, we deduct the Withdrawal Charge from the remaining value in your Contract.

Amounts allocated to an indexed fixed account option are not subject to this Withdrawal Charge. The Withdrawal Charge applicable to amounts held in that option is described in the supplementary materials and the endorsement.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Jackson National does not assess the Withdrawal Charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the withdrawal requested exceeds the minimum distribution requirements; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner's death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge). Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a Withdrawal Charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a Contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National may not deduct a Withdrawal Charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

OTHER EXPENSES. Jackson National pays the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the Contract for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state).

INCOME TAXES. Jackson National reserves the right, when calculating unit values, to deduct a credit or charge with respect to any taxes paid by or reserved for Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Separate Account, or to a particular Investment Division. No federal income taxes are applicable under present law, and we are not making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., ("JNLD") located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. JNLD is a wholly owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid up front, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD out of their own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. These cash payments, or reimbursements, to broker-dealers are in recognition of their marketing and distribution and/or administrative services support and are sometimes referred to as "revenue sharing." They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products. Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.

The two primary forms of such compensation paid by the Company are overrides and marketing support payments. Overrides are payments that are designed as consideration for product placement and sales volume. Overrides are generally based on a fixed percentage of product sales and currently range from 10 to 50 basis points. Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars. Examples of such payments include, but are not limited to, reimbursements for representative training meetings, prospecting seminars, and business development and educational enhancement items. Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.

Below is a listing of the 19 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products:

        1.  WM Financial
        2.  LPL Financial Services
        3.  National Planning Corporation
        4.  SII Investments
        5.  Invest
        6.  Fifth Third Securities
        7.  Raymond James
        8.  Securities America
        9.  Webster Securities
        10. ICA
        11. IFMG
        12. Commonwealth Financial Network
        13. Thrivent
        14. Intersecurities
        15. Mutual Service Corporation
        16. Prime Capital Services
        17. Lincoln Financial Advisors
        18. Centaurus Financial
        19. Jefferson Pilot Securities Corporation

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2005 from the Distributor in relation to the sale of our insurance products.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, if available, a lower commission may be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. Besides Jackson National Life Distributors, Inc., we are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. d/b/a Invest Financial Corporation,

     o    Investment Centers of America, Inc., and

     o    BH Clearing, LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between 0.30% and 0.45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary, Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by JNL or our affiliates, may be greater or less than the total compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances

     o    $2,000 for a qualified plan Contract

     o    The maximum we accept without our prior approval is $1 million

MINIMUM ADDITIONAL PREMIUMS:

     o    $500

     o    $50 under the automatic payment plan

     o You can pay additional premiums at any time during the accumulation phase

There is a $100 minimum balance requirement for each Investment Division and guaranteed fixed account. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Special requirements apply to the indexed fixed account option.

ALLOCATIONS OF PREMIUM. When you purchase a Contract, Jackson National will allocate your premium to one or more of the Allocation Options you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. The minimum that you may allocate to a guaranteed fixed account or Investment Division is $100. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than 18 Investment Divisions available under the Contract; however, you may not allocate your money to more than 18 Investment Divisions plus the guaranteed fixed accounts and the indexed fixed account option during the life of your Contract.

Jackson National will issue your Contract and allocate your first premium within two business days after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within five business days, we will return your money.

The Jackson National business day closes when the New York Stock Exchange closes usually (4:00 p.m. Eastern time).

CAPITAL PROTECTION PROGRAM. Jackson National offers a Capital Protection program that a Contract owner may request at issue. Under this program, Jackson National will allocate enough of your premium to the guaranteed fixed account you select to assure that the amount so allocated, based on that guaranteed fixed account's interest rate in effect on the date of allocation, will equal at the end of a selected period of 1, 3, 5, or 7 years, the total premium paid. The rest of the premium will be allocated to the Investment Divisions based on your allocation. If any part of the guaranteed fixed account value is surrendered or transferred before the end of the selected guarantee period, the value at the end of that period will not equal the original premium.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the seven-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after seven years. The remaining $3,669 of the payment will be allocated to the Investment Divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. The Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the divisions. In order to keep track of the value of your Contract, Jackson National uses a unit of measure called an accumulation unit. During the income phase it is called an "Annuity Unit."

Every business day Jackson National determines the value of an accumulation unit for each of the Investment Divisions. This is done by:

     1. determining the total amount of assets held in the particular Investment Division;

     2.   subtracting any asset-based insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

Charges deducted through the cancellation of units are not reflected in this computation.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your Contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment Division.

                  TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between a Fixed Account and an Investment Division must occur prior to the Income Date. Transfers from a Fixed Account may be subject to any applicable excess interest adjustment. There may be periods when we do not offer the Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, we will continue to credit interest up to the Income Date at the then current interest rate for the Fixed Account option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

RESTRICTIONS ON TRANSFERS: MARKET TIMING. The Contract is not designed for frequent transfers by anyone. Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing. To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

     o    limiting the number of transfers over a period of time;

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size. We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary. If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer. We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption. We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Accounts, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program. We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship. Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures. We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract. We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time. If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet website, subject to Jackson National's right to terminate electronic or telephone transfer privileges, as described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet website. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization given via an application, the JNL(R) website, or through other means to JNL shall be deemed authorization by you for JNL to accept transaction instructions, including Investment Division transfers/allocations, by you or your financial representative unless we are notified by you to the contrary. To notify JNL, please call us at the Service Center. Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by Jackson National at the time and date stated on the electronic acknowledgement Jackson National returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. Jackson National will retain permanent records of all web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone the Service Center immediately.

HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

OUR PROCEDURES. Jackson National has procedures that are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications, and other specific details. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means which was not authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

Jackson National does not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. Jackson National also reserves the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Upon notification of the owner's death, any telephone transfer authorization, other than by the surviving joint owners, designated by the owner ceases and Jackson National will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal, or

     o    by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge. For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. When you make a complete withdrawal you will receive:

     1. the value of the Contract on the day your withdrawal request is received by us;

     2.   less any premium tax;

     3.   less any annual contract maintenance charge; and

     4.   less any withdrawal charge.

For more information about withdrawal charges, please see "Withdrawal Charge" beginning on page 11.

Your withdrawal request must be in writing. Jackson National will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money. To minimize the risks, the proceeds will be sent to your last recorded address in our records, to be sure to notify us, in writing, with an original signature, of any address change. We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed fixed account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each guaranteed fixed account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from an indexed fixed account option until all other amounts under the Contract have been withdrawn.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal. There are conditions and limitations, so please contact our Annuity Service Center for more information. Our contact information is on the cover page of this prospectus. We neither endorse any investment advisers, nor make any representations as to their qualifications. The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. FOR MORE INFORMATION, PLEASE SEE "TAXES" BEGINNING ON PAGE 24.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on the money you receive. In addition, withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to discontinue offering this program in the future.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. Jackson National may be required to suspend or delay withdrawals or transfers from an Investment Division when:

     a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     b)   trading on the New York Stock Exchange is restricted;

     c) an emergency exists so that it is not reasonably practicable to dispose of securities in the Separate Account or determine the division value of its assets; or

     d)   the SEC, by order, may permit for the protection of owners.

The applicable rules and regulations of the SEC will govern whether the conditions described in (b) and/or (c) exist. Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed fixed accounts and the indexed fixed account option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your Contract. The Income Date is the month and year in which those payments begin. The Income Date must be at least one year after your Contract is issued. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least 7 days before the income date. You must give us notice seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract (or an earlier date if required by law).

At the income date, you can choose whether payments will come from the guaranteed fixed accounts, the Investment Divisions or both. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date. Unless you tell us otherwise, amounts in an indexed fixed account option will be applied to payments from the guaranteed fixed accounts.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum, part of which may be taxable as Federal Income. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

INCOME PAYMENTS FROM INVESTMENT DIVISIONS. If you choose to have any portion of your income payments come from the Investment Division(s), the dollar amount of your payment will depend upon three things:

     1. the value of your Contract in the Investment Division(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the Contract; and

     3.   the performance of the Investment Divisions you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the Investment Divisions. We then use that amount to determine the number of annuity units that you hold in each Investment Division. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an Investment Division by the annuity unit value for that Investment Division.

The number of annuity units that you hold in each Investment Division does not change unless you reallocate your Contract Value among the Investment Divisions. The annuity unit value of each Investment Division will vary based on the investment performance of the Funds. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments. (Each description assumes that you are the owner and annuitant.) The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum payment may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - Other income options may be made available by Jackson National.

                                  DEATH BENEFIT

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive all required documentation which includes but is not limited to due proof of death and a completed claim form from the beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first beneficiary). The death benefit paid will be the basic Contract death benefit unless you have selected the Maximum Anniversary Value death benefit. If you have the Maximum Anniversary Value death benefit, the difference between the account value and the Maximum Anniversary Value death benefit will be put into your account as of the date we receive completed claim forms and proof of death from the beneficiary of record and will be allocated among investment options according to future allocations on file for your account as of that date. Each beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

DEATH OF OWNER BEFORE THE INCOME DATE. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Jackson National may limit permissible joint owners to spouses.

BASE CONTRACT DEATH BENEFIT

The death benefit equals:

     1.   current Contract Value; OR

     2. the total premiums (less withdrawals, charges and premium taxes) compounded at 5% (4% if the owner is age 70 or older at the date of issue); OR

     3. the Contract Value at the end of the 7th Contract year PLUS all premiums paid since the 7th year (less withdrawals, withdrawal charges and premium taxes incurred since the 7th year) compounded at 5% (4% if the owner is age 70 or older at the date of issue);

 -- whichever is GREATEST.

The death benefit under 2 and 3 will never exceed 250% of premiums paid, less partial withdrawals, charges and tax incurred. The death benefit under 2 and 3 may not be available in all states.

In determining the current Contract Value to be paid upon distribution due to the Owner's death, the amount attributable to Indexed Fixed Options will be the sum of the Indexed Fixed Option Values on the Index Determination Date immediately preceding the date we receive a complete request for payment in good order.

From the time of death of the Owner until the death benefit amount is determined, any amount allocated to an Investment Division will be subject to investment risk. This investment risk is borne by the Beneficiary(ies).

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date Jackson National receives proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within seven days. If the beneficiary is your spouse, he/she can continue the Contract in his/her own name at the then current Contract Value.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the income date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value in the Separate Account and the Fixed Account (including the Indexed Fixed Option) exceeds the total premiums paid into the Contract (less prior withdrawals, withdrawal charges and premium taxes applicable to the withdrawals). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any withdrawals and associated charges. If the earnings amount is negative, i.e., the total premiums paid into your Contract (adjusted for any withdrawals and associated charges) are greater than the Contract Value, no Earnings Protection Benefit will be paid.

In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, we do not take into consideration any earnings above 100% of the total premiums paid (adjusted for any withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year) are excluded.

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, we will increase the Contract Value at that time to reflect any otherwise payable Earnings Protection Benefit. In addition, upon your spouse's death we will pay an Earnings Protection Benefit if your Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit will be based solely upon premiums paid after the Continuation Date (adjusted for withdrawals and associated charges). Premiums paid in the 12 months prior to the date of your spouse's death are excluded.

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated.

No Earnings Protection Benefit will be paid:

     1.   if the Contract is in the income phase at the time of your death;

     2.   if there are no earnings in the Contract.

Moreover, no additional Earnings Protection Benefit will be paid if your spouse exercises the Special Spousal Continuation Option (described below) after your death and does not pay any premiums into the Contract after the Continuation Date.

If you elect this benefit, during the accumulation phase of the Contract we will deduct a charge of 0.20% of the daily net asset value of the Funds. This charge is in addition to the other charges that are deducted from your Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option. Please note that we collect this charge even if your spouse does not pay any additional premium after the Continuation Date and therefore is not eligible for an Earnings Protection Benefit upon his or her death. In addition, if your spouse pays little or no premium after the Continuation Date, the potential Earnings Protection Benefit may be much lower than it was prior to the Continuation Date. We continue to collect this charge at the same rate because the level of this charge is based on the expected Contract Value and duration of all Contracts having the Earnings Protection Benefit and Special Spousal Continuation Option Endorsements.

Contract value is determined as of the date we receive complete claim forms and due proof of death from the beneficiary of record. If you allocated money to the Indexed Fixed Option, the earnings for purposes of calculating this benefit will be determined by accumulating such money at 3% interest (adjusted for any withdrawals and associated charges) from the time such allocation was made.

The Earnings Protection Benefit may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a Continuation Adjustment, which is the amount by which the death benefit that would have been payable (including the Earnings Enhancement Benefit, if any) exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive complete forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "Continuation Date"). We will add this amount to the Contract based on the allocation instructions at the time of your death subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state or through the broker-dealer with which your financial advisor is affiliated. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have Contract Value in the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year guaranteed fixed account option. Your spouse may then transfer this amount to any available Investment Divisions or guaranteed fixed account option, but your spouse may not transfer this amount back into the Indexed Fixed Option. If you subsequently withdraw any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premium. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means of spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit, including any Earnings Protection Benefit, under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate any optional benefit you elected, including the Earnings Protection Benefit. The Contract, and its optional benefits, remain the same. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were. In particular, the charge for the Earnings Protection Benefit will remain the same even though, as discussed in "Earnings Protection Benefit" above, in certain circumstances the potential benefit will be lower after the Continuation Date. Your spouse should weigh this cost against the potential benefits, in deciding whether to exercise the Special Spousal Continuation Option.

Even if your spouse pays premiums after the Continuation Date, no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued, even though charges for the benefit are assessed.

If you have elected the Preselected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner die on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

DEATH OF ANNUITANT. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant, subject to our underwriting rules. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining payments will be as provided for in the income option selected. Any remaining payments will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase the Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan), your Contract will be what is referred to as a tax-qualified contract. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase the Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract owner or the annuitant until a distribution (either as a withdrawal or as an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Also loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - AGGREGATION OF CONTRACTS. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a nonqualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid to a beneficiary after you die; (3) paid if the recipient becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life (or life expectancy) or a period not exceeding the joint lives (or joint life expectancies) of the recipient and a beneficiary; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

NON-QUALIFIED CONTRACTS - REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above can be considered satisfied if any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary", who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the Owner's "designated beneficiary" is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a new type of non-deductible IRA annuity, known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings: (i) there was a written agreement providing for payments of the fees solely from the annuity Contract, (ii) the Contract owner had no liability for the fees, and
(iii) the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest income date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract, and all riders attached thereto, have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of a Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and ERISA. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of a Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL. In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer Funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 12 Investment Divisions and multiple guaranteed fixed account options, although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

WITHHOLDING. In general, distributions from a Contract are subject to 10% federal income tax withholding unless you elect not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

Any distribution from a tax-qualified contract eligible for rollover will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments. Distributions which may not be rolled over are those which are:

     (a) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
          (b) the joint lives or joint life expectancies of the employee and the employee's beneficiary, or (c) for a specified period of ten years or more;

     (b)  a required minimum distribution;

     (c)  a hardship withdrawal; or

     (d)  the non-taxable portion of a distribution.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. You can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other guaranteed fixed accounts from the one-year guaranteed fixed account or any of the other Investment Divisions. This theoretically gives you a lower average cost per unit for the Investment Divisions over time than you would receive if you made a one-time purchase. The more volatile Investment Divisions may not result in lower average costs, and such divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). The DCA+ account is a "source account" designed for Dollar-Cost Averaging. The DCA+ account is credited with an enhanced interest rate. If a DCA+ account is selected, monies in the DCA+ fixed account will be systematically transferred to the Investment Divisions or other guaranteed fixed accounts chosen over the DCA+ term selected.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the 1-year guaranteed fixed account option and the JNL/Select Money Market Fund). There is no charge for Earnings Sweep.

REBALANCING. You can arrange to have Jackson National automatically reallocate your Contract Value among Investment Divisions and the guaranteed fixed account periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

FREE LOOK. You may return your Contract to the selling agent or Jackson National within 20 days after receiving it. Jackson National will return the Contract Value in the Investment Divisions plus any fees and expenses deducted from the premiums allocated to the Investment Divisions plus the full amount of premiums you allocated to the guaranteed fixed account and the indexed fixed account option. We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. Jackson National will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in a Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

ADVERTISING. From time to time, Jackson National may advertise several types of performance for the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

          o    STANDARDIZED   AVERAGE  ANNUAL  TOTAL  RETURN  is  calculated  in
               accordance with SEC guidelines.

          o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the annual contract maintenance charge and withdrawal charge. The deduction of the Contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF THE CONTRACT. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the Contract. Any change or waiver must be in writing. Jackson National may change the terms of the Contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract owner communications. Our agreements with these third party mailers require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


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QUESTIONS. If you have questions about your Contract, you may call or write to us at:

o Jackson National Life Annuity Service Center:      1 (800) 766-4683
                                                     P.O. Box 17240, Denver,
                                                     Colorado 80217-0240

o Institutional Marketing Group Service Center:      1 (800) 777-7779
                                                     P.O. Box 30392, Lansing,
                                                     Michigan 48909-7892
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                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History..........................................2
Services.................................................................4
Purchase of Securities Being Offered.....................................4
Underwriters.............................................................4
Calculation of Performance...............................................4
Additional Tax Information...............................................7
Net Investment Factor...................................................17
Condensed Financial Information.........................................18

                                   APPENDIX A
DOW JONES DOES NOT:

* Sponsor, endorse, sell or promote the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Recommend that any person invest in the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other securities.

* Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fundthe JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

* Consider the needs of the JNL/Mellon Capital Management Dow SM 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, and the JNL/Mellon
     Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.


 -------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND. SPECIFICALLY,

     * DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          * THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOW SM 10 FUND, THE
               JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON
               CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          *    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          * THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     * DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     * UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT DOWSM 10 FUND, THE JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND, THE JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT OIL & GAS SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL MANAGEMENT HEALTHCARE SECTOR FUND, AND THE JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------


                                                       APPENDIX B

                          Advest                                                       NPH
                        AG Edwards                                                     ONB
                     American General                                              Oppenheimer
                    American Portfolios                                             Packerland
                    Centaurus Financial                                      Peoples Securities, Inc.
              Commonwealth Financial Network                                           PFIC
                 Ferris, Baker, Watts Inc.                                         PiperJaffray
                  Fifth Third Securities                                      Prime Capital Services
                  FNB Brokerage Services                                            PrimeVest
                       G.W. Sherwold                                               Proequities
                           Geneos                                           Raymond James & Associates
               Great American Advisors, Inc.                                   Raymond James / PCA
                 Hantz Financial Services                                        Ryan Beck & Co.
                         Hibernia                                               Sammons Securities
                            ICA                                                Scott & Stringfellow
                       ICBA / ICBFS                                             Securities America
                          Infinex                                           Securities Service Network
          Innovative Solutions Insurance Services                          Sigma Financial Corporation
                      Intersecurities                                           Signator Investors
                          INVEST                                                 SII Investments
                            IPI                                                      Sky Bank
                Janney Montgomery Scott LLC                                           Stifel
          Jefferson Pilot Securities Corporation                                      Talbot
                 JJB Hilliard WL Lyons, Inc                                         Thrivent
                 Lincoln Financial Advisors                                            UBOC
                Lincoln Investment Planning                                 United Brokerage Services
                   Linsco Private Ledger                                               UVEST
                   LPL Financial Services                                       Valmark Securities
                            M&T                                               Vanderbilt Securities
                McDonald Investments, Inc.                                  Wachovia Securities, Inc.
                    Met Life Securities                                      Walnut Street Securities
                       Morgan Keegan                                           Waterstone Financial
                       Morgan Peabody                                           Webster Investments
                  Mutual Service Corporation                                           WM
               National Planning Corporation                                           XCU
                      NFP Securities


                                   APPENDIX C

                            ACCUMULATION UNIT VALUES

The tables reflect the values of accumulation units for each Investment Division for the beginning and end of the periods indicated, and the number of accumulation units outstanding as of the end of the periods indicated - for each of a Perspective and Defined Strategies base Contract (with no optional endorsements) and for each Perspective and Defined Strategies Contract with the most expensive combination of optional endorsements (through the end of the most recent period). This information derives from the financial statements of the Separate Account, which together constitute the Separate Account's condensed financial information. The annualized charge for your Contract may fall in between the charge for a base Contract and a Contract with the most expensive combination of optional endorsements, and complete condensed financial information about the Separate Account is available in the SAI. Contact the Annuity Service Center to request your copy free of charge, and contact information is on the cover page of the prospectus. Also, please ask about the more timely accumulation unit values that are available for each Investment Division.

Effective January 17, 2006, the names of these Investment Divisions changed (whether or not in connection with a sub-adviser change or Fund merger):


 JNL/Mellon Capital Management The DowSM 10 Fund TO JNL/Mellon Capital Management DowSM 10 Fund
 JNL/Mellon Capital Management The S&P(R) 10 Fund TO JNL/Mellon Capital Management S&P(R) 10 Fund

At the end of the tables are the footnotes with the beginning dates of activity for each Investment Division at every applicable charge level (annualized) under the Contract.

Accumulation Unit Values
Contract with Endorsements - 1.40%


Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.99          $12.06          $12.18         $12.22          $11.98
    End of period                          $12.14          $11.99          $12.06         $12.18          $12.22
  Accumulation units outstanding
  at the end of period                    168,103         200,411         278,168         563,264        624,840

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Money Market Division

  Accumulation unit value:
    Beginning of period                    $11.48          $11.12          $10.74         $10.37          $10.03
    End of period                          $11.98          $11.48          $11.12         $10.74          $10.37
  Accumulation units outstanding
  at the end of period                   8,517,299       11,491,181      4,713,958       3,855,123      2,193,176

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) DowSM 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $9.63           $9.49           $7.66           $8.61          $9.00
    End of period                          $8.96           $9.63           $9.49           $7.66          $8.61
  Accumulation units outstanding
  at the end of period                   2,302,595       2,737,818       2,244,060       2,310,936      1,585,886

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) DowSM 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $8.67           $10.00           N/A             N/A            N/A
    End of period                          $9.00           $8.67            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   2,340,312        898,160           N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM The DowSM 5 Division(17)

  Accumulation unit value:
    Beginning of period                     N/A            $9.49           $6.28           $7.24          $7.60
    End of period                           N/A            $7.15           $7.41           $6.28          $7.24
  Accumulation units outstanding
  at the end of period                      N/A              -            979,806        1,205,985       930,131

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM The DowSM 5 Division(17)

  Accumulation unit value:
    Beginning of period                    $7.74           $10.00           N/A             N/A            N/A
    End of period                          $7.60           $7.74            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    663,267         497,804           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(17)

  Accumulation unit value:
    Beginning of period                    $11.81          $9.35           $7.12           $8.38          $8.56
    End of period                          $12.84          $11.81          $9.35           $7.12          $8.38
  Accumulation units outstanding
  at the end of period                   1,536,348       1,473,453       2,367,531       1,663,442       940,817

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(17)

  Accumulation unit value:
    Beginning of period                    $8.93           $10.00           N/A             N/A            N/A
    End of period                          $8.56           $8.93            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    588,686         227,870           N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(17)

  Accumulation unit value:
    Beginning of period                    $12.01          $9.99           $7.63           $8.76          $7.78
    End of period                          $11.50          $12.01          $9.99           $7.63          $8.76
  Accumulation units outstanding
  at the end of period                   1,567,592       1,617,819       2,524,900       1,813,423       927,576

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(17)

  Accumulation unit value:
    Beginning of period                    $8.24           $10.00           N/A             N/A            N/A
    End of period                          $7.78           $8.24            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    458,998         225,236           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $10.92          $10.06          $8.44           $9.10          $10.10
    End of period                          $10.51          $10.92          $10.06          $8.44          $9.10
  Accumulation units outstanding
  at the end of period                    753,293         871,252        1,022,740       1,079,249       864,203

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $9.48           $10.00           N/A             N/A            N/A
    End of period                          $10.10          $9.48            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    426,052         176,274           N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(17)

  Accumulation unit value:
    Beginning of period                    $18.47          $16.64          $11.40         $14.04          $14.82
    End of period                          $19.84          $18.47          $16.64         $11.40          $14.04
  Accumulation units outstanding
  at the end of period                   1,096,331       1,219,748       2,134,597       1,570,798       997,595

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(17)

  Accumulation unit value:
    Beginning of period                    $12.29          $10.00           N/A             N/A            N/A
    End of period                          $14.82          $12.29           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    521,580         170,871           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $5.74           $5.76           $4.02           $6.49          $11.93
    End of period                          $5.80           $5.74           $5.76           $4.02          $6.49
  Accumulation units outstanding
  at the end of period                   2,732,338       2,969,474       3,401,629       3,471,994      3,016,465

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $15.28          $10.00           N/A             N/A            N/A
    End of period                          $11.93          $15.28           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,683,181        512,510           N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $10.81          $10.59          $8.37          $12.23          $13.32
    End of period                          $11.47          $10.81          $10.59          $8.37          $12.23
  Accumulation units outstanding
  at the end of period                   1,625,256       1,813,890       2,061,617       2,094,390      1,953,625

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $9.67           $10.00           N/A             N/A            N/A
    End of period                          $13.32          $9.67            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,311,066        418,359           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $12.16          $10.86          $8.27           $9.75          $11.18
    End of period                          $12.72          $12.16          $10.86          $8.27          $9.75
  Accumulation units outstanding
  at the end of period                   1,141,291       1,343,935       1,571,108       1,660,329      1,596,407

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $8.91           $10.00           N/A             N/A            N/A
    End of period                          $11.18          $8.91            N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,008,606        280,321           N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $17.44          $13.27          $10.21         $10.73          $14.61
    End of period                          $23.53          $17.44          $13.27         $10.21          $10.73
  Accumulation units outstanding
  at the end of period                    612,469         666,025         646,956         692,179        673,841

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(17)

  Accumulation unit value:
    Beginning of period                    $10.20          $10.00           N/A             N/A            N/A
    End of period                          $14.61          $10.20           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                    357,749          74,681           N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $4.57           $3.93           $5.59           $5.59          $10.79
    End of period                          $4.55           $4.57           $3.93           $3.00          $5.59
  Accumulation units outstanding
  at the end of period                   1,497,644       1,787,342       2,004,639       1,953,721      1,834,516

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(17)

  Accumulation unit value:
    Beginning of period                    $14.99          $10.00           N/A             N/A            N/A
    End of period                          $10.79          $14.99           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,158,100        336,879           N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $9.99           $8.61           $7.34           $9.09          $11.72
    End of period                          $13.52          $9.99           $8.61           $7.34          $9.09
  Accumulation units outstanding
  at the end of period                   2,125,667       2,219,003       3,227,038       2,794,216      2,181,891

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(17)

  Accumulation unit value:
    Beginning of period                    $10.98          $10.00           N/A             N/A            N/A
    End of period                          $11.72          $10.98           N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                   1,617,989        836,713           N/A             N/A            N/A




Accumulation Unit Values
Contract with Endorsements - 1.60%

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(28)

  Accumulation unit value:
    Beginning of period                    $9.78           $9.86           $9.97          $10.02          $10.00
    End of period                          $9.88           $9.78           $9.86           $9.97          $10.02
  Accumulation units outstanding
  at the end of period                     34,957          9,707           10,612         16,001          18,249

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Select Money Market
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) DowSM 10 Division(28)

  Accumulation unit value:
    Beginning of period                    $10.48          $10.35          $8.36           $9.43          $10.00
    End of period                          $9.73           $10.48          $10.35          $8.36          $9.43
  Accumulation units outstanding
  at the end of period                     83,941         127,197          80,478         84,721          29,523

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/Mellon Capital Management
(MCM) DowSM 10 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM The DowSM 5 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A            $9.33           $7.93           $9.16          $10.00
    End of period                           N/A            $9.00           $9.33           $7.93          $9.16
  Accumulation units outstanding
  at the end of period                      N/A              -             58,406         58,973          19,022

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM The DowSM 5 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(28)

  Accumulation unit value:
    Beginning of period                    $13.99          $11.10          $8.47           $9.99          $10.00
    End of period                          $15.17          $13.99          $11.10          $8.47          $9.99
  Accumulation units outstanding
  at the end of period                     46,225          52,879          53,137         51,859          18,973

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Global 15 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(28)

  Accumulation unit value:
    Beginning of period                    $13.78          $11.48          $8.78          $10.11          $10.00
    End of period                          $13.16          $13.78          $11.48          $8.78          $10.11
  Accumulation units outstanding
  at the end of period                     68,076          80,072          83,445         84,761          27,930

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM 25 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(28)

  Accumulation unit value:
    Beginning of period                    $11.97          $11.05          $9.29          $10.03          $10.00
    End of period                          $11.50          $11.97          $11.05          $9.29          $10.03
  Accumulation units outstanding
  at the end of period                     31,379          35,970          34,217         38,703          14,724

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Consumer Brands
Sector Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(28)

  Accumulation unit value:
    Beginning of period                    $12.69          $11.45          $7.86           $9.70          $10.00
    End of period                          $13.60          $12.69          $11.45          $7.86          $9.70
  Accumulation units outstanding
  at the end of period                     65,196          81,247          99,821         104,369         45,169

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Select Small-Cap
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $8.02           $8.06           $5.64           $9.13          $10.00
    End of period                          $8.09           $8.02           $8.06           $5.64          $9.13
  Accumulation units outstanding
  at the end of period                     70,731          79,615          97,876         98,062          51,797

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Technology Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $8.75           $8.59           $6.80           $9.97          $10.00
    End of period                          $9.27           $8.75           $8.59           $6.80          $9.97
  Accumulation units outstanding
  at the end of period                     82,388          93,942         111,784         110,535         59,261

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Healthcare Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $11.50          $10.30          $7.85           $9.28          $10.00
    End of period                          $12.01          $11.50          $10.30          $7.85          $9.28
  Accumulation units outstanding
  at the end of period                     48,430          57,467          62,126         58,159          36,748

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Financial Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(28)

  Accumulation unit value:
    Beginning of period                    $15.04          $11.46          $8.84           $9.31          $10.00
    End of period                          $20.25          $15.04          $11.46          $8.84          $9.31
  Accumulation units outstanding
  at the end of period                     26,969          31,765          36,169         38,427          25,747

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Oil & Gas Sector
Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A






Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(28)

  Accumulation unit value:
    Beginning of period                    $6.93           $5.99           $4.57           $8.54          $10.00
    End of period                          $6.89           $6.93           $5.99           $4.57          $8.54
  Accumulation units outstanding
  at the end of period                     39,719          47,739          52,995         55,402          24,288

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM Communications
Sector Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2005            2004            2003           2002            2001
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(28)

  Accumulation unit value:
    Beginning of period                    $9.12           $7.88           $6.73           $8.35          $10.00
    End of period                          $12.32          $9.12           $7.88           $6.73          $8.35
  Accumulation units outstanding
  at the end of period                     75,540          89,347         103,831         112,330         42,891

Investment Divisions                    December 31,    December 31,    December 31,   December 31,    December 31,
                                            2000            1999            1998           1997            1996
                                            ----            ----            ----           ----            ----

JNL/MCM  S&P(R) 10 Division(28)

  Accumulation unit value:
    Beginning of period                     N/A             N/A             N/A             N/A            N/A
    End of period                           N/A             N/A             N/A             N/A            N/A
  Accumulation units outstanding
  at the end of period                      N/A             N/A             N/A             N/A            N/A




1-September 16, 1996
2-April 1, 1998
3-April 8, 1998
4-April 9, 1998
5-April 13, 1998
6-April 15, 1998
7-January 21, 1999
8-January 29, 1999
9-February 9, 1999
10-March 22, 1999
11-April 1, 1999
12-April 8, 1999
13-April 9, 1999
14-April 13, 1999
15-April 15, 1999
16-April 22, 1999
17-July 2, 1999
18-August 16, 1999
19-May 1, 2000
20-November 3, 2000
21-November 17, 2000
22-November 27, 2000
23-December 14, 2000
24-December 19, 2000
25-February 12, 2001
26-March 28, 2001
27-May 1, 2001
28-June 7, 2001
29-August 15, 2001
30-October 29, 2001
31-December 14, 2001
32-January 3, 2002
33-January 7, 2002
34-January 10, 2002
35-January 11, 2002
36-January 14, 2002
37-January 15, 2002
38-January 18, 2002
39-January 22, 2002
40-January 23, 2002
41-January 25, 2002
42-January 28, 2002
43-January 29, 2002
44-January 30, 2002
45-January 31, 2002
46-February 1, 2002
47-February 4, 2002
48-February 5, 2002
49-February 6, 2002
50-February 7, 2002
51-February 8, 2002
52-February 11, 2002
53-February 12, 2002
54-February 13, 2002
55-February 14, 2002
56-February 15, 2002
57-February 19, 2002
58-February 20, 2002
59-February 21, 2002
60-February 22, 2002
61-February 25, 2002
62-February 26, 2002
63-February 27, 2002
64-February 28, 2002
65-March 1, 2002
66-March 4, 2002
67-March 5, 2002
68-March 6, 2002
69-March 7, 2002
70-March 8, 2002
71-March 11, 2002
72-March 12, 2002
73-March 13, 2002
74-March 14, 2002
75-March 15, 2002
76-March 18, 2002
77-March 19, 2002
78-March 20, 2002
79-March 21, 2002
80-March 22, 2002
81-March 25, 2002
82-March 26, 2002
83-March 27, 2002
84-March 28, 2002
85-April 1, 2002
86-April 2, 2002
87-April 3, 2002
88-April 4, 2002
89-April 8, 2002
90-April 9, 2002
91-April 10, 2002
92-April 11, 2002
93-April 12, 2002
94-April 15, 2002
95-April 16, 2002
96-April 17, 2002
97-April 18, 2002
98-April 19, 2002
99-April 22, 2002
100-April 23, 2002
101-April 24, 2002
102-April 25, 2002
103-April 26, 2002
104-April 29, 2002
105-April 30, 2002
106-May 1, 2002
107-May 2, 2002
108-May 3, 2002
109-May 6, 2002
110-May 7, 2002
111-May 8, 2002
112-May 9, 2002
113-May 10, 2002
114-May 13, 2002
115-May 14, 2002
116-May 15, 2002
117-May 16, 2002
118-May 17, 2002
119-May 20, 2002
120-May 21, 2002
121-May 23, 2002
122-May 24, 2002
123-May 28, 2002
124-May 29, 2002
125-May 30, 2002
126-May 31, 2002
127-June 3, 2002
128-June 4, 2002
129-June 5, 2002
130-June 6, 2002
131-June 7, 2002
132-June 10, 2002
133-June 11, 2002
134-June 12, 2002
135-June 14, 2002
136-June 17, 2002
137-June 20, 2002
138-June 21, 2002
139-June 24, 2002
140-June 25, 2002
141-June 26, 2002
142-June 27, 2002
143-June 28, 2002
144-July 1, 2002
145-July 2, 2002
146-July 3, 2002
147-July 5, 2002
148-July 8, 2002
149-July 9, 2002
150-July 11, 2002
151-July 12, 2002
152-July 15, 2002
153-July 16, 2002
154-July 18, 2002
155-July 22, 2002
156-July 24, 2002
157-July 25, 2002
158-July 26, 2002
159-July 29, 2002
160-July 30, 2002
161-July 31, 2002
162-August 1, 2002
163-August 5, 2002
164-August 6, 2002
165-August 7, 2002
166-August 8, 2002
167-August 12, 2002
168-August 13, 2002
169-August 14, 2002
170-August 15, 2002
171-August 16, 2002
172-August 19, 2002
173-August 20, 2002
174-August 23, 2002
175-August 26, 2002
176-August 28, 2002
177-August 29, 2002
178-August 30, 2002
179-September 3, 2002
180-September 4, 2002
181-September 5, 2002
182-September 6, 2002
183-September 10, 2002
184-September 11, 2002
185-September 12, 2002
186-September 13, 2002
187-September 16, 2002
188-September 17, 2002
189-September 18, 2002
190-September 19, 2002
191-September 20, 2002
192-September 23, 2002
193-September 24, 2002
194-September 25, 2002
195-September 26, 2002
196-September 27, 2002
197-September 30, 2002
198-October 1, 2002
199-October 2, 2002
200-October 3, 2002
201-October 4, 2002
202-October 7, 2002
203-October 8, 2002
204-October 9, 2002
205-October 10, 2002
206-October 11, 2002
207-October 14, 2002
208-October 15, 2002
209-October 17, 2002
210-October 18, 2002
211-October 21, 2002
212-October 22, 2002
213-October 24, 2002
214-October 25, 2002
215-October 28, 2002
216-October 29, 2002
217-October 31, 2002
218-November 1, 2002
219-November 4, 2002
220-November 5, 2002
221-November 6, 2002
222-November 7, 2002
223-November 8, 2002
224-November 12, 2002
225-November 13, 2002
226-November 14, 2002
227-November 15, 2002
228-November 18, 2002
229-November 19, 2002
230-November 20, 2002
231-November 22, 2002
232-November 25, 2002
233-November 26, 2002
234-November 27, 2002
235-November 29, 2002
236-December 2, 2002
237-December 3, 2002
238-December 5, 2002
239-December 6, 2002
240-December 9, 2002
241-December 16, 2002
242-December 17, 2002
243-December 18, 2002
244-December 19, 2002
245-December 23, 2002
246-December 27, 2002
247-December 30, 2002
248-December 31, 2002
249-January 2, 2003
250-January 3, 2003
251-January 6, 2003
252-January 9, 2003
253-January 16, 2003
254-January 17, 2003
255-January 21, 2003
256-January 22, 2003
257-January 24, 2003
258-January 27, 2003
259-January 28, 2003
260-January 30, 2003
261-January 31, 2003
262-February 3, 2003
263-February 4, 2003
264-February 5, 2003
265-February 6, 2003
266-February 7, 2003
267-February 12, 2003
268-February 13, 2003
269-February 14, 2003
270-February 18, 2003
271-February 19, 2003
272-February 20, 2003
273-February 21, 2003
274-February 24, 2003
275-February 25, 2003
276-February 26, 2003
277-February 27, 2003
278-February 28, 2003
279-March 3, 2003
280-March 4, 2003
281-March 5, 2003
282-March 6, 2003
283-March 7, 2003
284-March 10, 2003
285-March 11, 2003
286-March 12, 2003
287-March 13, 2003
288-March 14, 2003
289-March 17, 2003
290-March 18, 2003
291-March 19, 2003
292-March 20, 2003
293-March 21, 2003
294-March 24, 2003
295-March 26, 2003
296-March 27, 2003
297-March 28, 2003
298-March 31, 2003
299-April 1, 2003
300-April 2, 2003
301-April 3, 2003
302-April 4, 2003
303-April 7, 2003
304-April 8, 2003
305-April 9, 2003
306-April 10, 2003
307-April 11, 2003
308-April 14, 2003
309-April 15, 2003
310-April 16, 2003
311-April 17, 2003
312-April 21, 2003
313-April 22, 2003
314-April 23, 2003
315-April 24, 2003
316-April 25, 2003
317-April 28, 2003
318-April 29, 2003
319-April 30, 2003
320-May 1, 2003
321-May 2, 2003
322-May 5, 2003
323-May 6, 2003
324-May 7, 2003
325-May 8, 2003
326-May 12, 2003
327-May 13, 2003
328-May 14, 2003
329-May 15, 2003
330-May 19, 2003
331-May 20, 2003
332-May 21, 2003
333-May 22, 2003
334-May 23, 2003
335-May 27, 2003
336-May 28, 2003
337-May 29, 2003
338-May 30, 2003
339-June 2, 2003
340-June 3, 2003
341-June 4, 2003
342-June 5, 2003
343-June 6, 2003
344-June 9, 2003
345-June 10, 2003
346-June 11, 2003
347-June 12, 2003
348-June 13, 2003
349-June 16, 2003
350-June 17, 2003
351-June 18, 2003
352-June 19, 2003
353-June 20, 2003
354-June 23, 2003
355-June 24, 2003
356-June 25, 2003
357-June 26, 2003
358-June 27, 2003
359-June 30, 2003
360-July 1, 2003
361-July 2, 2003
362-July 3, 2003
363-July 7, 2003
364-July 8, 2003
365-July 9, 2003
366-July 10, 2003
367-July 11, 2003
368-July 14, 2003
369-July 15, 2003
370-July 17, 2003
371-July 18, 2003
372-July 21, 2003
373-July 22, 2003
374-July 23, 2003
375-July 24, 2003
376-July 25, 2003
377-July 28, 2003
378-July 29, 2003
379-July 30, 2003
380-July 31, 2003
381-August 1, 2003
382-August 4, 2003
383-August 5, 2003
384-August 6, 2003
385-August 7, 2003
386-August 8, 2003
387-August 11, 2003
388-August 12, 2003
389-August 13, 2003
390-August 14, 2003
391-August 15, 2003
392-August 18, 2003
393-August 19, 2003
394-August 20, 2003
395-August 21, 2003
396-August 22, 2003
397-August 25, 2003
398-August 26, 2003
399-August 27, 2003
400-August 28, 2003
401-August 29, 2003
402-September 2, 2003
403-September 3, 2003
404-September 5, 2003
405-September 8, 2003
406-September 9, 2003
407-September 10, 2003
408-September 11, 2003
409-September 12, 2003
410-September 15, 2003
411-September 16, 2003
412-September 17, 2003
413-September 18, 2003
414-September 19, 2003
415-September 22, 2003
416-September 23, 2003
417-September 24, 2003
418-September 25, 2003
419-September 26, 2003
420-September 29, 2003
421-September 30, 2003
422-October 1, 2003
423-October 2, 2003
424-October 3, 2003
425-October 4, 2003
426-October 6, 2003
427-October 7, 2003
428-October 8, 2003
429-October 9, 2003
430-October 10, 2003
431-October 13, 2003
432-October 14, 2003
433-October 15, 2003
434-October 16, 2003
435-October 17, 2003
436-October 20, 2003
437-October 21, 2003
438-October 22, 2003
439-October 23, 2003
440-October 24, 2003
441-October 27, 2003
442-October 28, 2003
443-October 29, 2003
444-October 30, 2003
445-October 31, 2003
446-November 3, 2003
447-November 4, 2003
448-November 5, 2003
449-November 6, 2003
450-November 7, 2003
451-November 10, 2003
452-November 11, 2003
453-November 12, 2003
454-November 13, 2003
455-November 14, 2003
456-November 17, 2003
457-November 18, 2003
458-November 19, 2003
459-November 20, 2003
460-November 21, 2003
461-November 24, 2003
462-November 25, 2003
463-November 26, 2003
464-November 28, 2003
465-December 1, 2003
466-December 2, 2003
467-December 3, 2003
468-December 4, 2003
469-December 5, 2003
470-December 8, 2003
471-December 9, 2003
472-December 10, 2003
473-December 11, 2003
474-December 12, 2003
475-December 15, 2003
476-December 16, 2003
477-December 17, 2003
478-December 18, 2003
479-December 19, 2003
480-December 22, 2003
481-December 23, 2003
482-December 24, 2003
483-December 26, 2003
484-December 29, 2003
485-December 30, 2003
486-December 31, 2003
487-January 2, 2004
488-January 5, 2004
489-January 6, 2004
490-January 7, 2004
491-January 8, 2004
492-January 9, 2004
493-January 12, 2004
494-January 13, 2004
495-January 14, 2004
496-January 15, 2004
497-January 16, 2004
498-January 20, 2004
499-January 21, 2004
500-January 22, 2004
501-January 23, 2004
502-January 26, 2004
503-January 27, 2004
504-January 28, 2004
505-January 29, 2004
506-January 30, 2004
507-February 2, 2004
508-February 3, 2004
509-February 4, 2004
510-February 5, 2004
511-February 6, 2004
512-February 9, 2004
513-February 10, 2004
514-February 11, 2004
515-February 12, 2004
516-February 13, 2004
517-February 17, 2004
518-February 18, 2004
519-February 19, 2004
520-February 20, 2004
521-February 23, 2004
522-February 24, 2004
523-February 25, 2004
524-February 26, 2004
525-February 27, 2004
526-March 1, 2004
527-March 2, 2004
528-March 3, 2004
529-March 4, 2004
530-March 5, 2004
531-March 8, 2004
532-March 9, 2004
533-March 10, 2004
534-March 11, 2004
535-March 12, 2004
536-March 15, 2004
537-March 16, 2004
538-March 17, 2004
539-March 18, 2004
540-March 19, 2004
541-March 22, 2004
542-March 23, 2004
543-March 24, 2004
544-March 25, 2004
545-March 26, 2004
546-March 29, 2004
547-March 30, 2004
548-March 31, 2004
549-April 1, 2004
550-April 2, 2004
551-April 5, 2004
552-April 6, 2004
553-April 7, 2004
554-April 8, 2004
555-April 12, 2004
556-April 13, 2004
557-April 14, 2004
558-April 15, 2004
559-April 16, 2004
560-April 19, 2004
561-April 20, 2004
562-April 21, 2004
563-April 22, 2004
564-April 23, 2004
565-April 26, 2004
566-April 27, 2004
567-April 28, 2004
568-April 29, 2004
569-April 30, 2004
570-May 3, 2004
571-May 4, 2004
572-May 5, 2004
573-May 6, 2004
574-May 7, 2004
575-May 10, 2004
576-May 11, 2004
577-May 12, 2004
578-May 13, 2004
579-May 14, 2004
580-May 17, 2004
581-May 18, 2004
582-May 19, 2004
583-May 20, 2004
584-May 21, 2004
585-May 24, 2004
586-May 25, 2004
587-May 26, 2004
588-May 27, 2004
589-May 28, 2004
590-June 1, 2004
591-June 2, 2004
592-June 3, 2004
593-June 4, 2004
594-June 7, 2004
595-June 8, 2004
596-June 9, 2004
597-June 10, 2004
598-June 14, 2004
599-June 15, 2004
600-June 16, 2004
601-June 17, 2004
602-June 18, 2004
603-June 21, 2004
604-June 22, 2004
605-June 23, 2004
606-June 24, 2004
607-June 25, 2004
608-June 28, 2004
609-June 29, 2004
610-July 1, 2004
611-July 2, 2004
612-July 6, 2004
613-July 7, 2004
614-July 8, 2004
615-July 9, 2004
616-July 12, 2004
617-July 13, 2004
618-July 14, 2004
619-July 15, 2004
620-July 16, 2004
621-July 19, 2004
622-July 20, 2004
623-July 21, 2004
624-July 22, 2004
625-July 23, 2004
626-July 26, 2004
627-July 27, 2004
628-July 28, 2004
629-July 29, 2004
630-July 30, 2004
631-August 2, 2004
632-August 3, 2004
633-August 4, 2004
634-August 5, 2004
635-August 6, 2004
636-August 9, 2004
637-August 10, 2004
638-August 11, 2004
639-August 12, 2004
640-August 13, 2004
641-August 16, 2004
642-August 17, 2004
643-August 18, 2004
644-August 19, 2004
645-August 20, 2004
646-August 23, 2004
647-August 24, 2004
648-August 25, 2004
649-August 26, 2004
650-August 27, 2004
651-August 30, 2004
652-August 31, 2004
653-September 1, 2004
654-September 2, 2004
655-September 3, 2004
656-September 7, 2004
657-September 8, 2004
658-September 9, 2004
659-September 10, 2004
660-September 13, 2004
661-September 14, 2004
662-September 15, 2004
663-September 16, 2004
664-September 17, 2004
665-September 20, 2004
666-September 21, 2004
667-September 22, 2004
668-September 23, 2004
669-September 24, 2004
670-September 27, 2004
671-September 28, 2004
672-September 29, 2004
673-September 30, 2004
674-October 1, 2004
675-October 4, 2004
676-October 5, 2004
677-October 6, 2004
678-October 7, 2004
679-October 8, 2004
680-October 11, 2004
681-October 12, 2004
682-October 13, 2004
683-October 14, 2004
684-October 15, 2004
685-October 18, 2004
686-October 19, 2004
687-October 20, 2004
688-October 21, 2004
689-October 22, 2004
690-October 25, 2004
691-October 26, 2004
692-October 27, 2004
693-October 28, 2004
694-October 29, 2004
695-November 1, 2004
696-November 2, 2004
697-November 3, 2004
698-November 4, 2004
699-November 5, 2004
700-November 8, 2004
701-November 9, 2004
702-November 10, 2004
703-November 11, 2004
704-November 12, 2004
705-November 15, 2004
706-November 16, 2004
707-November 17, 2004
708-November 18, 2004
709-November 19, 2004
710-November 22, 2004
711-November 23, 2004
712-November 24, 2004
713-November 26, 2004
714-November 29, 2004
715-November 30, 2004
716-December 1, 2004
717-December 2, 2004
718-December 3, 2004
719-December 6, 2004
720-December 7, 2004
721-December 8, 2004
722-December 9, 2004
723-December 10, 2004
724-December 13, 2004
725-December 14, 2004
726-December 15, 2004
727-December 16, 2004
728-December 17, 2004
729-December 20, 2004
730-December 21, 2004
731-December 22, 2004
732-December 23, 2004
733-December 27, 2004
734-December 28, 2004
735-December 29, 2004
736-December 30, 2004
737-December 31, 2004
738-January 3, 2005
739-January 4, 2005
740-January 5, 2005
741-January 6, 2005
742-January 7, 2005
743-January 10, 2005
744-January 11, 2005
745-January 12, 2005
746-January 13, 2005
747-January 14, 2005
748-January 18, 2005
749-January 19, 2005
750-January 20, 2005
751-January 21, 2005
752-January 24, 2005
753-January 25, 2005
754-January 26, 2005
755-January 27, 2005
756-January 28, 2005
757-January 31, 2005
758-February 1, 2005
759-February 2, 2005
760-February 3, 2005
761-February 4, 2005
762-February 7, 2005
763-February 8, 2005
764-February 9, 2005
765-February 10, 2005
766-February 11, 2005
767-February 14, 2005
768-February 15, 2005
769-February 16, 2005
770-February 17, 2005
771-February 18, 2005
772-February 22, 2005
773-February 23, 2005
774-February 24, 2005
775-February 25, 2005
776-February 28, 2005
777-March 1, 2005
778-March 2, 2005
779-March 3, 2005
780-March 4, 2005
781-March 7, 2005
782-March 8, 2005
783-March 9, 2005
784-March 10, 2005
785-March 11, 2005
786-March 14, 2005
787-March 15, 2005
788-March 16, 2005
789-March 17, 2005
790-March 18, 2005
791-March 21, 2005
792-March 22, 2005
793-March 23, 2005
794-March 24, 2005
795-March 28, 2005
796-March 29, 2005
797-March 30, 2005
798-March 31, 2005
799-April 1, 2005
800-April 4, 2005
801-April 5, 2005
802-April 6, 2005
803-April 7, 2005
804-April 8, 2005
805-April 11, 2005
806-April 12, 2005
807-April 13, 2005
808-April 14, 2005
809-April 15, 2005
810-April 18, 2005
811-April 19, 2005
812-April 20, 2005
813-April 21, 2005
814-April 22, 2005
815-April 25, 2005
816-April 26, 2005
817-April 27, 2005
818-April 28, 2005
819-April 29, 2005
820-May 2, 2005
821-May 3, 2005
822-May 4, 2005
823-May 5, 2005
824-May 6, 2005
825-May 9, 2005
826-May 10, 2005
827-May 11, 2005
828-May 12, 2005
829-May 13, 2005
830-May 16, 2005
831-May 17, 2005
832-May 18, 2005
833-May 19, 2005
834-May 20, 2005
835-May 23, 2005
836-May 24, 2005
837-May 25, 2005
838-May 26, 2005
839-May 27, 2005
840-May 31, 2005
841-June 1, 2005
842-June 2, 2005
843-June 3, 2005
844-June 6, 2005
845-June 8, 2005
846-June 9, 2005
847-June 10, 2005
848-June 13, 2005
849-June 14, 2005
850-June 15, 2005
851-June 16, 2005
852-June 17, 2005
853-June 20, 2005
854-June 21, 2005
855-June 22, 2005
856-June 23, 2005
857-June 24, 2005
858-June 27, 2005
859-June 28, 2005
860-June 29, 2005
861-June 30, 2005
862-July 1, 2005
863-July 5, 2005
864-July 6, 2005
865-July 7, 2005
866-July 8, 2005
867-July 11, 2005
868-July 12, 2005
869-July 13, 2005
870-July 14, 2005
871-July 15, 2005
872-July 18, 2005
873-July 19, 2005
874-July 20, 2005
875-July 21, 2005
876-July 22, 2005
877-July 25, 2005
878-July 26, 2005
879-July 27, 2005
880-July 28, 2005
881-July 29, 2005
882-August 1, 2005
883-August 2, 2005
884-August 3, 2005
885-August 4, 2005
886-August 5, 2005
887-August 8, 2005
888-August 9, 2005
889-August 10, 2005
890-August 11, 2005
891-August 12, 2005
892-August 15, 2005
893-August 16, 2005
894-August 17, 2005
895-August 18, 2005
896-August 19, 2005
897-August 22, 2005
898-August 24, 2005
899-August 25, 2005
900-August 26, 2005
901-August 29, 2005
902-August 30, 2005
903-August 31, 2005
904-September 1, 2005
905-September 2, 2005
906-September 6, 2005
907-September 7, 2005
908-September 8, 2005
909-September 9, 2005
910-September 12, 2005
911-September 13, 2005
912-September 14, 2005
913-September 15, 2005
914-September 16, 2005
915-September 19, 2005
916-September 21, 2005
917-September 22, 2005
918-September 23, 2005
919-September 26, 2005
920-September 29, 2005
921-September 30, 2005
922-October 3, 2005
923-October 4, 2005
924-October 5, 2005
925-October 6, 2005
926-October 7, 2005
927-October 10, 2005
928-October 11, 2005
929-October 12, 2005
930-October 13, 2005
931-October 14, 2005
932-October 17, 2005
933-October 18, 2005
934-October 19, 2005
935-October 20, 2005
936-October 21, 2005
937-October 24, 2005
938-October 25, 2005
939-October 26, 2005
940-October 27, 2005
941-October 28, 2005
942-October 31, 2005
943-November 1, 2005
944-November 2, 2005
945-November 3, 2005
946-November 4, 2005
947-November 7, 2005
948-November 8, 2005
949-November 9, 2005
950-November 10, 2005
951-November 11, 2005
952-November 14, 2005
953-November 15, 2005
954-November 16, 2005
955-November 17, 2005
956-November 18, 2005
957-November 21, 2005
958-November 22, 2005
959-November 23, 2005
960-November 25, 2005
961-November 28, 2005
962-November 29, 2005
963-November 30, 2005
964-December 1, 2005
965-December 2, 2005
966-December 5, 2005
967-December 6, 2005
968-December 7, 2005
969-December 9, 2005
970-December 12, 2005
971-December 14, 2005
972-December 16, 2005
973-December 19, 2005
974-December 20, 2005
975-December 21, 2005
976-December 22, 2005
977-December 23, 2005
978-December 27, 2005
979-December 28, 2005
980-December 29, 2005
981-December 30, 2005